Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 309,310	$ 239,809
Amortized cost	106,590	49,970
Securitization and structured entities' liabilities	27,068	25,486
Financial liabilities at fair value through profit or loss, category [member]
Fairvalue of financial instruments on balance sheet [line items]
Structured Note Liabilities	26,305	22,665
Metal Deposits	218	139
Securitization and structured entities' liabilities	1,252	855
Structured deposits	536	777
At fair value [member]
Fairvalue of financial instruments on balance sheet [line items]
Amortized cost	94,832	49,810
Level 1 of fair value hierarchy [member] | At fair value [member]
Fairvalue of financial instruments on balance sheet [line items]
Amortized cost	39,622	14,117
Level 2 of fair value hierarchy [member] | At fair value [member]
Fairvalue of financial instruments on balance sheet [line items]
Amortized cost	55,210	35,693
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	5,496	5,022
Residential mortgages loans	176	0
Financial assets at fair value through other comprehensive income [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 60	$ 134